Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - GBP (£) £ in Millions		Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Disclosure of cash and cash equivalents [line items]
Cash at bank and in hand		£ 439		£ 467	£ 893
Loans and receivables
Total cash equivalents		82		59	96
Total cash and cash equivalents		521	[1]	526	989
Bank overdrafts		(29)		(17)	(537)
Cash and cash equivalents per the cash flow statement	[2]	492		509	452	£ 402
US Deposits [Member]
Loans and receivables
Other deposits		26		32	44
UK Deposits [Member]
Loans and receivables
Other deposits		31		1	20
Other Deposits [Member]
Loans and receivables
Other deposits		£ 25		£ 26	£ 32

[1]	Certain results have been restated to reflect the update to the calculation of our IAS19 accounting valuation of retirement benefit obligations. See Note1 to the condensed consolidated financial statements
[2]	Net of bank overdrafts of £29m (2016/17: £17m, 2015/16: £537m).